Total Vessel Revenues (Details) - USD ($)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Abstract]
Time charter revenues	$ 36,669,776	$ 49,747,081
Total vessel revenues	$ 36,669,776	$ 49,747,081
Minimum [Member]
Disaggregation of Revenue [Abstract]
Term of time charters	1 month
Maximum [Member]
Disaggregation of Revenue [Abstract]
Term of time charters	12 months